Expense Example - AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF - AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918